Programme Rights - Summary of Programme Rights (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	£ 264	£ 225
Amortisation	(1,123)	(1,118)	£ (621)
Ending balance	272	264	225
Programme Rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Beginning balance	264	225
Additions	771	753
Amortisation	(763)	(714)
Ending balance	£ 272	£ 264	£ 225